American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
April 30, 2024

One Choice 2055 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.2%
Focused Dynamic Growth Fund G Class(2)	709,486	40,476,202
Focused Large Cap Value Fund G Class	10,022,155	102,927,535
Growth Fund G Class	1,136,120	61,668,603
Heritage Fund G Class	1,760,719	48,296,515
Mid Cap Value Fund G Class	3,608,296	56,686,337
Select Fund G Class	454	49,881
Small Cap Growth Fund G Class(2)	1,033,189	21,521,332
Small Cap Value Fund G Class	2,070,504	21,533,245
Sustainable Equity Fund G Class	2,237,797	112,180,784
		465,340,434
International Equity Funds — 25.0%
Emerging Markets Fund G Class	4,585,837	49,206,033
Global Real Estate Fund G Class	1,723,234	20,196,303
International Growth Fund G Class	4,707,586	57,526,699
International Small-Mid Cap Fund G Class	2,213,001	21,576,755
International Value Fund G Class	3,649,134	31,419,047
Non-U.S. Intrinsic Value Fund G Class	3,247,008	30,456,932
		210,381,769
Domestic Fixed Income Funds — 14.4%
Diversified Bond Fund G Class	9,371,902	83,409,926
High Income Fund G Class	2,481,299	20,942,165
Inflation-Adjusted Bond Fund G Class	1,634,806	16,675,019
		121,027,110
International Fixed Income Funds — 5.4%
Emerging Markets Debt Fund G Class	1,427,276	12,403,030
Global Bond Fund G Class	3,913,760	33,423,508
		45,826,538
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $736,647,641)		842,575,851
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$842,575,851

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$40,238	$2,580	$6,248	$3,906	$40,476	709	$1,715	—
Focused Large Cap Value Fund	98,619	11,752	10,043	2,600	102,928	10,022	(424)	$3,697
Growth Fund	59,987	5,922	8,508	4,268	61,669	1,136	1,905	2,675
Heritage Fund	51,227	5,016	11,134	3,188	48,297	1,761	1,376	322
Mid Cap Value Fund	58,209	6,528	7,032	(1,019)	56,686	3,608	(360)	2,984
Select Fund	—	52	—	(2)	50	—	—	—
Small Cap Growth Fund(3)	12,663	9,912	2,082	1,028	21,521	1,033	(193)	—
Small Cap Value Fund	13,506	9,879	2,350	498	21,533	2,071	171	282
Sustainable Equity Fund	116,950	5,999	17,292	6,524	112,181	2,238	2,206	2,772
Emerging Markets Fund	47,886	5,107	4,305	518	49,206	4,586	(618)	1,181
Global Real Estate Fund	19,293	2,528	1,488	(137)	20,196	1,723	(228)	712
International Growth Fund	55,228	6,411	3,454	(658)	57,527	4,708	18	996
International Small-Mid Cap Fund	20,568	1,758	1,266	517	21,577	2,213	(284)	457
International Value Fund	30,263	2,527	1,852	481	31,419	3,649	84	1,669
Non-U.S. Intrinsic Value Fund	30,118	5,617	1,929	(3,350)	30,456	3,247	(61)	3,717
Diversified Bond Fund	77,094	13,674	5,776	(1,582)	83,410	9,372	(1,086)	2,836
High Income Fund	18,942	2,271	601	330	20,942	2,481	(88)	1,063
Inflation-Adjusted Bond Fund	15,020	2,358	184	(519)	16,675	1,635	(30)	538
Emerging Markets Debt Fund	11,270	1,537	—	(404)	12,403	1,427	—	559
Global Bond Fund	30,387	3,801	635	(129)	33,424	3,914	(119)	831
	$807,468	$105,229	$86,179	$16,058	$842,576	61,533	$3,984	$27,291
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.